PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAIDS AND OTHER	PREPAIDS AND OTHER The components of prepaids and other at December 31 were as follows:

	2021	2020
Inventory advances	$16,631	$1,434
Insurance and licenses	841	873
Deposits	2,821	2,665
Contract acquisition and fulfillment costs	1,746	1,850
Other	5,333	5,111
	$27,372	$11,933
In 2021, $1,750 of deferred contract acquisition and fulfillment costs were expensed to Sales and marketing and Cost of sales (2020 — $1,276).